Common Stock and Stock-Based Compensation - Schedule of PSU Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Intrinsic Value, Outstanding	$ 16,121
PSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number	0
Granted	650,302
Vested	0
Canceled	0
Outstanding, Number	650,302	0
Granted	$ 15.05
Vested	0
Canceled	0
Grant Date Fair Value	$ 15.05
Weighted Average Remaining Contractual Terms	2 years 10 months 24 days	0 years